Balances and Transactions with Related Parties’	12 Months Ended
Dec. 31, 2025
Balances and Transactions with Related Parties’ [Abstract]
BALANCES AND TRANSACTIONS WITH RELATED PARTIES’

NOTE 16 – BALANCES AND TRANSACTIONS WITH RELATED PARTIES’

Related party balances and transactions, excluding compensation of members of management and the Board, were as follows:

	Year ended December 31,
(in thousands)	2025	2024	2023
Related parties’ R&D services	$-	$26	$862